Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
21	COMMITMENTS AND CONTINGENCIES

(a)	Capital commitments

Capital commitments outstanding as of December 31, 2020 and 2021 not provided for in the consolidated financial statements were as follows:

	As of December 31,
	2020	2021
Contracted for payable of student related uniform, luggage, teaching materials, and school related water and electricity bills	50,143	21,044

(b)	Lease commitments

The Group’s lease commitments are disclosed in Note 12.